Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Income for the period	$ 2,980	$ 1,425
Adjustments for:
Depreciation	2,616	2,493
Depreciation of deferred dry-docking costs	1,769	2,274
Payment of deferred dry-docking costs	(537)	(6,387)
Reversal of impairment	(1,891)	(4,400)
Provision for staff retirement indemnities	32	26
Gain on derivative financial instruments	(542)	(482)
Gain on sale of vessel	0	(71)
Interest expense and finance costs	2,523	1,880
Interest income	(1,433)	(922)
Foreign exchange losses/(gains), net	(35)	34
Trade receivables, net	1,039	(502)
Inventories	400	757
Prepayments and other assets	(1,565)	733
Trade accounts payable	314	(1,238)
Accrued liabilities and other payables	2,185	390
Deferred revenue	(128)	(234)
Net cash generated from / (used in) operating activities	7,727	(4,224)
Cash flows from investing activities:
Net Proceeds from sale of vessel	0	13,694
Vessel acquisition	(19,634)	0
Advance for vessel acquisition	(10,921)	(3,747)
Improvements	(61)	(133)
Purchases of office furniture and equipment	(43)	(31)
Interest received	1,415	922
Net cash (used in) / generated from investing activities	(29,244)	10,705
Cash flows from financing activities:
Proceeds from loans	25,800	0
Repayment of long-term debt	(3,128)	(3,250)
Prepayment of long-term debt	(2,567)	(3,674)
Decrease in restricted cash	15	1,983
Payment of financing costs	(377)	0
Repayment of lease liability	(170)	(158)
Interest paid	(1,493)	(981)
Net cash generated from / (used in) financing activities	18,080	(6,080)
Net (decrease)/increase in cash and cash equivalents	(3,437)	401
Cash and cash equivalents at the beginning of the period	74,202	52,833
Cash and cash equivalents at the end of the period	$ 70,765	$ 53,234